UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2014 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--.5%
Gentex	336,036		10,884,206
Thor Industries	104,287		5,357,223
			16,241,429
Banks--5.2%
Associated Banc-Corp	368,023		6,061,339
Astoria Financial	191,988		2,541,921
BancorpSouth	190,974		4,501,257
Bank of Hawaii	102,455		5,817,395
Cathay General Bancorp	164,578		3,867,583
City National	109,999		7,958,428
Commerce Bancshares	189,383		8,232,479
Cullen/Frost Bankers	122,297		9,052,424
East West Bancorp	331,549		11,093,630
First Horizon National	541,755		6,371,039
First Niagara Financial Group	822,625		7,107,480
FirstMerit	383,623		7,806,728
Fulton Financial	435,324		5,376,251
Hancock Holding	191,034		6,609,776
International Bancshares	128,514		3,008,513
New York Community Bancorp	1,022,317		16,551,312
Prosperity Bancshares	131,844		8,248,161
Signature Bank	109,775	a	13,399,136
SVB Financial Group	106,025	a	11,899,186
Synovus Financial	2,212,120		7,410,602
TCF Financial	383,838		6,179,792
Trustmark	157,560		3,743,626
Valley National Bancorp	451,628	b	4,376,275
Washington Federal	234,160		5,123,421
Webster Financial	210,271		6,379,622
Westamerica Bancorporation	62,749	b	3,097,291
			181,814,667
Capital Goods--11.6%
A.O. Smith	174,967		8,261,942
Acuity Brands	99,685		12,663,982
AECOM Technology	222,071	a	6,366,776
AGCO	210,144		11,206,980
Alliant Techsystems	74,000		10,633,800
B/E Aerospace	228,296	a	18,142,683
Carlisle	147,645		11,003,982
CLARCOR	113,735		6,303,194
Crane	113,594		7,174,597
Donaldson	312,158		12,879,639
Esterline Technologies	72,972	a	7,512,467
Exelis	437,728		8,575,092
Fortune Brands Home & Security	385,411		17,366,620
GATX	107,132		6,202,943
General Cable	112,743		3,216,558
Graco	142,169		9,879,324
Granite Construction	85,277		2,838,871
Harsco	183,353		4,655,333
Hubbell, Cl. B	124,806		14,568,604
Huntington Ingalls Industries	113,183		10,754,649
IDEX	188,207		13,552,786
ITT	210,743		8,629,926
KBR	343,940		10,765,322
Kennametal	182,181		7,895,725
Lennox International	104,284		9,026,823
Lincoln Electric Holdings	189,372		13,104,542
MSC Industrial Direct, Cl. A	111,983		9,408,812
Nordson	140,201		9,718,733
Oshkosh	200,655		10,863,462
Regal-Beloit	104,800		7,764,632
SPX	105,323		10,487,011
Terex	258,666		10,605,306
Timken	181,442		10,220,628

Trinity Industries	181,388		10,562,223
Triumph Group	120,941		8,274,783
United Rentals	216,209	a	17,499,956
URS	171,875		8,628,125
Valmont Industries	62,237		9,110,252
Wabtec	223,339		16,484,652
Watsco	63,067		5,967,400
Woodward	141,063		6,044,550
			404,823,685
Commercial & Professional Services--2.9%
Clean Harbors	128,364	a	7,198,653
Copart	259,581	a	8,898,437
Corporate Executive Board	76,435		5,587,398
Deluxe	115,991		5,631,363
FTI Consulting	93,354	a	3,460,633
Herman Miller	138,383		3,878,875
HNI	104,060		3,570,299
Manpowergroup	183,217		14,272,604
Mine Safety Appliances	71,380		3,596,124
R.R. Donnelley & Sons	422,310		7,800,066
Rollins	145,315		4,187,978
The Brink's Company	109,551		3,466,194
Towers Watson & Co., Cl. A	149,654		17,497,546
Waste Connections	286,735		11,721,727
			100,767,897
Consumer Durables & Apparel--4.1%
Brunswick	211,264		8,759,005
Carter's	126,696		8,520,306
Deckers Outdoor	78,141	a	6,091,091
Hanesbrands	229,856		16,351,956
Jarden	277,394	a	16,768,467
KB Home	195,051	b	3,772,286
M.D.C. Holdings	87,603		2,706,057
NVR	9,718	a	11,208,838
Polaris Industries	149,306		18,693,111
Tempur Sealy International	140,663	a	6,933,279
Toll Brothers	368,771	a	13,552,334
Tupperware Brands	117,630		9,217,487
Under Armour, Cl. A	186,186	a	20,128,568
			142,702,785
Consumer Services--2.5%
Apollo Education Group	226,549	a	7,315,267
Bally Technologies	90,662	a	6,647,338
Bob Evans Farms	61,768		3,103,842
Brinker International	155,913		7,539,953
Cheesecake Factory	108,870		4,849,070
DeVry Education Group	129,298		4,672,830
Domino's Pizza	129,473		9,142,089
International Speedway, Cl. A	62,694		2,104,638
Life Time Fitness	89,910	a	3,700,696
Matthews International, Cl. A	62,681		2,665,196
Panera Bread, Cl. A	62,129	a	10,504,150
Scientific Games, Cl. A	110,531	a	1,556,276
Service Corporation International	492,546		8,718,064
Sotheby's	159,700		7,652,824
Wendy's	640,236	b	5,806,941
			85,979,174
Diversified Financials--3.2%
Affiliated Managers Group	122,753	a	24,457,308
Apollo Investment	503,067		4,245,885
CBOE Holdings	202,492		10,533,634
Eaton Vance	281,668		10,723,101
Federated Investors, Cl. B	219,280	b	5,896,439
Greenhill & Co.	60,051		3,119,649
Janus Capital Group	342,281	b	3,761,668
MSCI	274,834	a	11,740,908
Raymond James Financial	285,908		14,555,576
SEI Investments	332,690		11,331,421
Waddell & Reed Financial, Cl. A	198,220		12,848,620
			113,214,209
Energy--5.6%
Alpha Natural Resources	494,753	a,b	2,810,197

Atwood Oceanics	134,124	a	6,357,478
Bill Barrett	110,663	a,b	3,099,671
CARBO Ceramics	44,995		5,179,824
Cimarex Energy	201,303		19,723,668
Dresser-Rand Group	177,161	a	10,098,177
Dril-Quip	94,503	a	9,503,222
Energen	168,717		11,931,666
Gulfport Energy	195,156	a	11,894,758
Helix Energy Solutions Group	229,332	a	4,676,079
HollyFrontier	460,525		21,322,308
Oceaneering International	250,821		17,093,451
Oil States International	127,989	a	12,024,567
ONE Gas	119,173	a	4,066,183
Patterson-UTI Energy	335,232		8,612,110
Rosetta Resources	142,563	a	6,074,609
SM Energy	155,454		12,865,373
Superior Energy Services	370,447		8,757,367
Tidewater	115,377		5,982,297
Unit	101,870	a	5,090,444
World Fuel Services	164,549	b	7,029,533
			194,192,982
Food & Staples Retailing--.3%
SUPERVALU	444,967	a	2,571,909
United Natural Foods	114,977	a	7,768,996
			10,340,905
Food, Beverage & Tobacco--2.6%
Dean Foods	221,718	a	3,503,144
Flowers Foods	407,079		8,528,305
Green Mountain Coffee Roasters	303,931	b	24,618,411
Hain Celestial Group	110,993	a	10,199,147
Hillshire Brands	285,770		10,179,127
Ingredion	177,973		11,087,718
Lancaster Colony	43,963		3,821,264
Post Holdings	73,376	a	3,927,817
Tootsie Roll Industries	47,603	b	1,444,275
Universal	52,715	b	2,705,334
WhiteWave Foods, Cl. A	402,945	a	9,755,298
			89,769,840
Health Care Equipment & Services--6.4%
Align Technology	163,055	a	9,688,728
Allscripts Healthcare Solutions	359,749	a	5,957,443
Community Health Systems	263,410	a	10,907,795
Cooper	113,562		14,113,485
Health Net	180,366	a	5,932,238
Henry Schein	198,975	a	22,860,238
Hill-Rom Holdings	132,746		4,814,697
HMS Holdings	205,950	a	4,743,029
Hologic	633,662	a	13,535,020
IDEXX Laboratories	120,429	a	13,760,218
LifePoint Hospitals	106,933	a	5,668,518
Masimo	116,883	a	3,418,828
MEDNAX	233,454	a	12,989,381
Omnicare	238,903		14,921,881
Owens & Minor	143,176		4,959,617
ResMed	329,550	b	14,371,676
Sirona Dental Systems	126,916	a	9,130,337
STERIS	137,022		6,287,940
Teleflex	95,612		8,953,108
Thoratec	132,004	a	4,612,220
Universal Health Services, Cl. B	207,378		17,009,144
VCA Antech	200,820	a	6,414,191
WellCare Health Plans	101,669	a	6,619,669
			221,669,401
Household & Personal Products--1.0%
Church & Dwight	321,830		20,783,781
Energizer Holdings	144,434		13,649,013
			34,432,794
Insurance--5.1%
Alleghany	38,888	a	14,479,169
American Financial Group	166,082		9,121,223
Arthur J. Gallagher & Co.	305,160		14,107,547
Aspen Insurance Holdings	148,624		5,781,474

Brown & Brown	277,149		8,727,422
Everest Re Group	111,054		16,076,177
Fidelity National Financial, Cl. A	633,043		19,966,176
First American Financial	242,827		6,294,076
HCC Insurance Holdings	232,670		9,983,870
Kemper	116,213		4,270,828
Mercury General	82,254		3,769,701
Old Republic International	561,687		8,773,551
Primerica	127,763		5,382,655
Protective Life	179,738		8,808,959
Reinsurance Group of America	163,813		12,231,917
RenaissanceRe Holdings	102,469		9,294,963
StanCorp Financial Group	99,748		6,408,809
The Hanover Insurance Group	101,765		5,651,010
W.R. Berkley	254,003		9,845,156
			178,974,683
Materials--7.0%
Albemarle	188,942		12,126,298
AptarGroup	152,934		9,757,189
Ashland	167,179		15,515,883
Cabot	138,665		6,748,826
Carpenter Technology	123,182		7,158,106
Commercial Metals	272,669		5,197,071
Compass Minerals International	75,591		5,942,964
Cytec Industries	82,464		7,419,286
Domtar	73,802		7,927,073
Eagle Materials	116,025		9,136,969
Greif, Cl. A	68,411		3,463,649
Intrepid Potash	120,271	a,b	1,767,984
Louisiana-Pacific	328,609	a	5,760,516
Martin Marietta Materials	107,393		11,706,911
Minerals Technologies	78,430		4,053,262
NewMarket	26,501		8,874,125
Olin	182,161	b	4,683,359
Packaging Corporation of America	227,527		14,698,244
Reliance Steel & Aluminum	179,459		12,553,157
Rock-Tenn, Cl. A	167,040		16,951,219
Royal Gold	147,354		8,242,983
RPM International	308,524		12,239,147
Scotts Miracle-Gro, Cl. A	102,276		6,074,172
Sensient Technologies	116,617		5,704,904
Silgan Holdings	101,716		4,661,644
Sonoco Products	236,814		9,799,363
Steel Dynamics	515,584		8,507,136
Valspar	187,050		13,145,874
Worthington Industries	123,486		5,006,122
			244,823,436
Media--1.2%
AMC Networks, Cl. A	137,701	a	8,873,452
Cinemark Holdings	241,322		7,073,148
DreamWorks Animation SKG, Cl. A	164,204	a	5,540,243
John Wiley & Sons, Cl. A	105,292		5,700,509
Lamar Advertising, Cl. A	151,828	a	7,387,950
Meredith	86,939		3,980,067
New York Times, Cl. A	293,510		4,150,231
			42,705,600
Pharmaceuticals, Biotech & Life Sciences--3.2%
Bio-Rad Laboratories, Cl. A	45,905	a	5,835,444
Charles River Laboratories
International	111,065	a	6,278,504
Covance	130,396	a	12,330,246
Cubist Pharmaceuticals	171,916	a	12,565,340
Endo Health Solutions	266,272	a	17,541,999
Mallinckrodt	132,693	a	7,673,636
Mettler-Toledo International	68,843	a	16,956,031
Salix Pharmaceuticals	145,956	a	14,207,357
Techne	77,175		7,012,892
United Therapeutics	107,255	a	11,006,508
			111,407,957
Real Estate--9.4%
Alexander & Baldwin	99,690		3,898,876
Alexandria Real Estate Equities	166,333	c	11,664,933

American Campus Communities	243,639	c	8,468,892
BioMed Realty Trust	446,624	c	8,713,634
BRE Properties	179,297	c	10,596,453
Camden Property Trust	198,057	c	12,243,884
Corporate Office Properties Trust	203,814	c	5,064,778
Corrections Corporation of America	269,245	c	9,038,555
Duke Realty	756,349	c	11,882,243
Equity One	141,313	c	3,202,153
Essex Property Trust	88,275	b,c	13,980,112
Extra Space Storage	255,344	c	11,659,007
Federal Realty Investment Trust	150,865	c	16,444,285
Highwoods Properties	209,099	c	7,765,937
Home Properties	132,347	c	7,378,345
Hospitality Properties Trust	344,628	c	8,856,940
Jones Lang LaSalle	103,191		11,790,604
Kilroy Realty	190,647	c	10,066,162
Liberty Property Trust	340,306	c	12,387,138
Mack-Cali Realty	198,098	c	4,007,523
Mid-America Apartment Communities	173,645	c	11,207,048
National Retail Properties	283,219	b,c	9,402,871
Omega Healthcare Investors	284,783	b,c	9,095,969
Potlatch	92,410	c	3,696,400
Rayonier	293,036	c	12,969,773
Realty Income	477,933	b,c	19,490,108
Regency Centers	214,452	c	10,323,719
Senior Housing Properties Trust	437,106	c	9,843,627
SL Green Realty	219,892	c	20,619,273
Taubman Centers	147,650	c	9,600,203
UDR	581,785	c	14,160,647
Weingarten Realty Investors	260,977	c	7,565,723
			327,085,815
Retailing--4.7%
Aaron's	177,789		4,780,746
Abercrombie & Fitch, Cl. A	172,265		6,094,736
Advance Auto Parts	168,858		19,386,587
American Eagle Outfitters	383,495		5,188,687
ANN	103,762	a	3,355,663
Ascena Retail Group	299,722	a	5,622,785
Big Lots	131,461	a	3,521,840
Cabela's	108,389	a	7,246,889
Chico's FAS	363,452		6,033,303
CST Brands	175,971		5,618,754
Dick's Sporting Goods	236,401		12,411,053
Foot Locker	344,502		13,297,777
Guess?	137,674		3,861,756
HSN	76,067		4,166,190
J.C. Penney	709,047	a,b	4,197,558
LKQ	696,706	a	18,859,831
Murphy USA	102,466	a	3,969,533
Office Depot	1,111,617	a	5,435,807
Rent-A-Center	120,867		3,014,423
Signet Jewelers	186,083		14,802,903
Williams-Sonoma	206,593		11,263,450
			162,130,271
Semiconductors & Semiconductor Equipment--2.5%
Advanced Micro Devices	1,433,271	a,b	4,916,120
Atmel	971,339	a	8,120,394
Cree	279,884	a	16,910,591
Cypress Semiconductor	327,031	a,b	3,283,391
Fairchild Semiconductor
International	286,662	a	3,657,807
Integrated Device Technology	320,524	a	3,093,057
International Rectifier	159,447	a	4,147,216
Intersil, Cl. A	288,074		3,266,759
RF Micro Devices	664,240	a	3,540,399
Semtech	161,052	a	3,673,596
Silicon Laboratories	93,097	a	4,397,902
Skyworks Solutions	435,720	a	13,180,530
SunEdison	570,464	a	7,935,154
Teradyne	445,528		8,380,382
			88,503,298
Software & Services--8.8%

ACI Worldwide	88,451	a	5,361,015
Acxiom	174,850	a	6,287,606
Advent Software	90,854		2,985,462
ANSYS	214,827	a	16,870,364
AOL	182,392	a	8,404,623
Broadridge Financial Solutions	276,731		10,042,568
Cadence Design Systems	668,512	a	9,439,389
CommVault Systems	103,350	a	7,138,385
Compuware	504,580		5,116,441
Concur Technologies	109,314	a	13,264,161
Convergys	230,601		4,697,342
CoreLogic	217,931	a	6,941,102
DST Systems	66,796		6,078,436
Equinix	115,385	a	21,369,302
FactSet Research Systems	91,644	b	9,693,186
Fair Isaac	79,145		4,302,322
Fortinet	316,180	a	6,703,016
Gartner	213,814	a	15,037,539
Global Payments	169,238		11,184,939
Informatica	247,436	a	9,986,517
Jack Henry & Associates	198,666		11,081,589
Leidos Holdings	169,340	b	7,677,876
ManTech International, Cl. A	53,298		1,550,972
Mentor Graphics	227,012		4,721,850
MICROS Systems	174,857	a	9,709,809
NeuStar, Cl. A	145,659	a	4,936,384
PTC	277,568	a	9,903,626
Rackspace Hosting	266,247	a	9,694,053
Rovi	235,844	a	5,002,251
Science Applications International	92,503		3,423,536
SolarWinds	147,530	a	5,884,972
Solera Holdings	159,865		10,683,778
Synopsys	358,203	a	14,277,972
TIBCO Software	350,644	a	7,465,211
ValueClick	141,635	a	3,045,153
VeriFone Systems	254,188	a	7,373,994
WEX	90,338	a	7,440,238
			304,776,979
Technology Hardware & Equipment--4.4%
3D Systems	221,569	a,b	17,222,558
ADTRAN	134,483		3,414,523
Arrow Electronics	233,798	a	12,012,541
Avnet	319,173		13,108,435
Ciena	240,262	a	5,605,312
Diebold	148,880	b	5,000,879
Ingram Micro, Cl. A	358,297	a	8,964,591
InterDigital	95,418		2,743,268
Itron	90,923	a	3,671,471
JDS Uniphase	541,703	a	7,199,233
Lexmark International, Cl. A	141,534		5,546,717
National Instruments	227,082		6,585,378
NCR	386,131	a	13,587,950
Plantronics	102,119		4,383,969
Polycom	320,951	a	3,828,945
Riverbed Technology	376,776	a	7,430,023
Tech Data	84,863	a	4,575,813
Trimble Navigation	597,672	a	19,322,736
Vishay Intertechnology	317,755	a	4,315,113
Zebra Technologies, Cl. A	113,701	a	6,249,007
			154,768,462
Telecommunication Services--.5%
Telephone & Data Systems	226,892		6,130,622
tw telecom	329,516	a	9,707,541
			15,838,163
Transportation--2.4%
Alaska Air Group	161,312		12,754,940
Con-way	132,606		5,101,353
Genesee & Wyoming, Cl. A	117,961	a	10,656,597
J.B. Hunt Transport Services	213,191		15,999,985
JetBlue Airways	506,574	a,b	4,437,588
Kirby	131,732	a	13,145,536
Landstar System	105,584		6,064,745

Matson	94,847		2,269,689
Old Dominion Freight Line	162,213	a	8,798,433
UTi Worldwide	207,062		3,242,591
Werner Enterprises	102,101		2,660,752
			85,132,209
Utilities--4.5%
Alliant Energy	257,438		13,376,478
Aqua America	410,493		9,831,307
Atmos Energy	211,195		10,139,472
Black Hills	101,217		5,549,728
Cleco	140,700		6,874,602
Great Plains Energy	349,033		8,614,134
Hawaiian Electric Industries	231,948		6,035,287
IDACORP	114,567		6,041,118
MDU Resources Group	438,160		14,038,646
National Fuel Gas	194,178		14,633,254
OGE Energy	460,295		15,682,251
PNM Resources	182,272		4,493,005
Questar	406,744		9,485,270
UGI	264,921		11,494,922
Vectren	187,377		6,843,008
Westar Energy	295,400		9,798,418
WGL Holdings	116,619		4,405,866
			157,336,766
Total Common Stocks
(cost $2,337,895,554)			3,469,433,407
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 6/26/14
(cost $834,739)	835,000	[d]	834,872

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,160,056)	13,160,056	[e]	13,160,056
Investment of Cash Collateral for
Securities Loaned--4.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $146,690,157)	146,690,157	[e]	146,690,157
Total Investments (cost $2,498,580,506)	104.2%		3,630,118,492
Liabilities, Less Cash and Receivables	(4.2%)		(147,603,566)
Net Assets	100.0%		3,482,514,926

a	Non-income producing security.
b	Security, or portion thereof, on loan. At January 31, 2014, the value of the fund's securities on loan was $150,391,797 and the value of the collateral held by the fund was $154,457,400, consisting of cash collateral of $146,690,157 and U.S.
Government & Agency securities valued at $7,767,243.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $1,131,537,986 of which $1,218,171,616 related to appreciated investment securities and $86,633,630 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.6
Real Estate	9.4
Software & Services	8.8
Materials	7.0
Health Care Equipment & Services	6.4
Energy	5.6
Banks	5.2
Insurance	5.1
Retailing	4.7
Short-Term/Money Market Investments	4.6
Utilities	4.5
Technology Hardware & Equipment	4.4
Consumer Durables & Apparel	4.1

Diversified Financials	3.2
Pharmaceuticals, Biotech & Life Sciences	3.2
Commercial & Professional Services	2.9
Food, Beverage & Tobacco	2.6
Consumer Services	2.5
Semiconductors & Semiconductor Equipment	2.5
Transportation	2.4
Media	1.2
Household & Personal Products	1.0
Automobiles & Components	.5
Telecommunication Services	.5
Food & Staples Retailing	.3
104.2

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	112	14,675,360	March 2014	(387,686)

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,451,387,913	-	-	3,451,387,913
Equity Securities - Foreign Common Stocks+	18,045,494	-	-	18,045,494
Mutual Funds	159,850,213	-	-	159,850,213
U.S. Treasury	-	834,872	-	834,872
Other Financial Instruments:
Financial Futures++	(387,686)	-	-	(387,686)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)